SHAREHOLDERS' DEFICIENCY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIENCY)
SHAREHOLDERS' DEFICIENCY

NOTE 4:-SHAREHOLDERS’ EQUITY (DEFICIENCY)

a.Ordinary share capital is composed as follows:

On July 6, 2021, the Company’s board of directors approved a 1:0.905292 stock split, which was effected on March 7, 2022. As a result, all Ordinary shares, Convertible preferred shares, options for Ordinary shares, warrants to Preferred Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

	December 31, 2021		June 30, 2022 (unaudited)
		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

Number of shares

Ordinary shares of no-par value	72,423,360	40,528,913	362,116,800	68,575,397

(*)Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022.

At the Closing Date, 13,739,186 Preferred Shares of the Company were converted into 14,270,797 ordinary shares of the Company. In addition, the Company issued 12,435,849 ordinary shares to the SPAC shareholders and PIPE investors in the context of the Merger and PIPE Financing.

b.Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

c.Share option plans:

The Company has authorized through its 2021 Share Incentive Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options, RSUs or other equity compensation to officers, directors, advisors, management and other key employees of up to 15,428,386 Ordinary shares. The equity compensation granted generally has a four-year vesting period and expires ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of June 30, 2022, 13,732,195 of the Company’s options are available for future grants. The Company is no longer granting further equity compensation under its previous 2016 Share Incentive Plan.

NOTE 4:-SHAREHOLDERS’ EQUITY (DEFICIENCY)  (continued)

A summary of the status of options under the Plan as of June 30, 2022 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2022 (unaudited)
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual life
Employees	of options	price	value	(years)

Outstanding at beginning of period	5,325,572	$4.97	$17,854,046	7.42
Granted	1,720,015	$9.03
Exercised	—	—
Forfeited	(116,909)	$8.57
Outstanding at end of period	6,928,678	$5.91	$25,399,916	7.67
Exercisable options	3,818,054	$3.61	$20,872,631	6.38

	Six months ended June 30, 2022 (unaudited)
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual life
Service Providers	of options	price	value	(years)

Outstanding at beginning of period	721,197	$4.34	$2,695,213	6.61
Granted	80,541	$9.61
Exercised	—	—
Forfeited	—	—
Outstanding at end of period	801,738	$4.93	$3,590,197	6.46
Exercisable options	611,449	$3.33	$3,499,300	5.57

A summary of the status of RSUs under the Plan as of June 30, 2022 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	1,031,250
Granted	126,729
Forfeited and cancelled	(16,600)
Vested	(70,625)
Outstanding on June 30, 2022	1,070,754

NOTE 4:-SHAREHOLDERS’ EQUITY (DEFICIENCY)  (continued)

In addition, the Company has authorized 1,285,699 ordinary shares of the Company available for sale through its 2021 Employee Share Purchase Plan (the “ESPP”). As of June 30, 2022, no shares have been granted under the ESPP.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2022 and 2021, was comprised as follows:

	Six months ended
	June 30,
	2021	2022

Research and development	$169	$2,260
Marketing expenses	7	60
General and administrative	88	1,125
Total share-based compensation expense	$264	$3,445

In the period ended June 30, 2022 the Company recognized share-based compensation expenses associated with achieved performance condition. The Company recognizes share-based compensation costs based on the accelerated method for awards that are subject to a performance condition.

As of June 30, 2022, there were unrecognized compensation costs of $18,394, which are expected to be recognized over a weighted average period of approximately 3.37 years.

d.Warrants to investors:
1.	As part of the 2018 SPA, the Company granted 9,053 warrants to ordinary shares to a public service foundation in Israel. The warrants were exercised on July 15, 2021 into 9,053 Ordinary shares of no-par value with no consideration.
2.	In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 warrants to ordinary shares with an exercise price of $5.04 to be exercised within 4 years from grant date.
3.	In March 2022, in conjunction with the Merger with HCCC, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company. The warrants are exercisable until September 2024 at an exercise price of $3.87. During the six months ended June 30, 2022, a total of 1,509,176 of such warrants were exercised into 1,125,088 ordinary shares of the Company. At June 30, 2022, a total of 2,371,601 warrants are outstanding.

The warrants met all the criteria for equity classification and were reclassified as a component of additional paid-in capital. See also note 6.

NOTE 4:-SHAREHOLDERS’ EQUITY (DEFICIENCY)  (continued)

e.Warrants to consultants:
1.	In April 2016, 67,897 warrants to ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date.
2.	In April 2020, 879,609 warrants were exercised into 556,548 ordinary shares of no-par value, for $30 received in cash and the rest exercised on a cashless basis. In addition, in November 2020, 90,529 warrants were exercised into 67,897 ordinary shares of no-par value, all on a cashless basis.

NOTE 10:-SHAREHOLDERS’ DEFICIENCY

a. Ordinary share capital is composed as follows:

On July 6, 2021, the Company’s board of directors approved a 1: 0.905292 stock split which was effected on March 7, 2022. As a result, all Ordinary shares, Convertible preferred shares, options for Ordinary Shares, warrants to Preferred Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

	December 31, 2020		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

	Number of shares
Ordinary shares of no-par value (*)	72,423,360	40,433,578	72,423,360	40,528,913
(*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

b. Ordinary shares rights:

(i)

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

(ii)	In July 2019, HekaBio K.K. invested an amount of $ 5,250 into the Company, in exchange for 1,302,132 Ordinary shares and 651,067 warrants to ordinary shares of the Company.

c. Share option plans:

The Company has authorized through its 2016 Share Option Plan (the “Plan”), an available pool of Ordinary shares of the Company from which to grant options to officers, directors, advisors, management and other key employees of up to 7,611,725 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2021, 442,439 of the Company’s options are available for future grants.

A summary of the status of options under the Plan as of December 31, 2021 and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
Employees	of options	price	value	life (years)
Outstanding at beginning of year	4,062,408	$3.40	$944,820	7.78
Granted	1,321,211	$9.81
Exercised	(4,809)	$4.42
Forfeited and cancelled	(53,238)	$5.16
Outstanding at end of year	5,325,572	$4.97	$17,854,046	7.42
Exercisable options	3,233,657	$3.23	$14,184,527	6.56

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
Service Providers	of options	price	value	life (years)
Outstanding at beginning of year	662,006	$2.79	$313,200	6.91
Granted	140,667	$9.79
Exercised	(81,476)	$1.10
Forfeited and cancelled	—
Outstanding at end of year	721,197	$4.34	$2,695,213	6.61
Exercisable options	580,745	$3.05	$2,649,873	5.89

A summary of the status of RSUs under the Plan as of December 31, 2021 and changes during the relevant period ended on that date is presented below:

Number of RSU
Outstanding at beginning of year	—
Granted	1,036,850
Forfeited and cancelled	(5,600)
Outstanding on December 31, 2021	1,031,250

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the year ended December 31, 2020 and 2021, was comprised as follows:

	Year ended December 31,
	2019	2020	2021
Research and development	$380	$372	$654
Marketing expenses	18	20	7
General and administrative	148	204	151
Total share-based compensation expense	$546	$596	$812

As of December 31, 2021, there were unrecognized compensation costs of $ 2,280, which are expected to be recognized over a weighted average period of approximately 3.28 years. The weighted average exercise price of the Company’s options granted during the year ended December 31, 2019, 2020 and 2021 was $4.06, $4.42 and $9.81, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2021, 2020 and 2019, was $4.45, $0.76 and $0.6, respectively.

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

d. Warrants to investors:

(i)

As part of 2016 investment round, the Company granted the investors 6,789,694 warrants. In December 2019, these warrants were exercised into 5,316,493 Ordinary shares of no-par value, of them 1,412,520 were exercised on a cash basis in consideration of approximately $ 1,560, and 5,377,174 were exercised on a cashless basis at a ratio of approximately 0.73 Ordinary share per exercised warrant.

(ii)

As part of the 2018 SPA, the Company granted 9,053 warrants to ordinary shares to a public service foundation in Israel. The warrants were exercised on July 15, 2021 into 9,053 Ordinary shares of no-par value with no consideration.

(iii)	In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 warrants to Ordinary shares with an exercise price of $ 5.04 to be exercise within 4 years from grant date.

e. Warrants to consultants:

(i)	In April 2016, 67,897 warrants to Ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date.
(ii)

In April 2020 879,609 warrants were exercised into 556,548 Ordinary shares of no-par value, for $ 30 received in cash and the rest exercised on a cashless basis. In addition, in November 2020, 90,529 warrants were exercised into 67,897 Ordinary shares of no-par value, all on a cashless basis.